Disposals of businesses and deconsolidation of subsidiaries - SeaMex Limited Gain on Disposal (Details) - USD ($)			1 Months Ended	12 Months Ended
		Mar. 10, 2015	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 09, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total non-current assets				$ 126,000,000	$ 128,000,000
Total assets				126,000,000	128,000,000
Gain on sale	[1]			$ (245,000,000)	$ 0	$ (63,000,000)
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)		50.00%		50.00%	50.00%	50.00%	100.00%
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration received		$ 749,000,000
Seller’s credit recognized		250,000,000
Direct repayment of debt by the JV on behalf of Seadrill		150,000,000
Consideration receivable in respect of West Titania		162,000,000	$ 162,000,000
Other related party balances payable		(71,000,000)
Cash paid to acquire 50% interest in the JV		(163,000,000)
Fair value of consideration received		1,077,000,000
Fair value of retained 50% investment in Seamex Limited		163,000,000
Cash and cash equivalents		40,000,000
Deferred tax assets - short term		8,000,000
Other current assets		20,000,000
Total current assets		68,000,000
Drilling units		969,000,000
Deferred tax asset - long term		4,000,000
Other non-current assets		86,000,000
Goodwill		49,000,000
Total non-current assets		1,108,000,000
Total assets		1,176,000,000
Trade accounts payable		(1,000,000)
Other current liabilities		(56,000,000)
Total current liabilities		(57,000,000)
Other non-current liabilities		(60,000,000)
Total non-current liabilities		(60,000,000)
Total liabilities		(117,000,000)
Carrying value of net assets		1,059,000,000
Gain on sale		$ 181,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".